Document and Entity Information	Feb. 03, 2020
Cover [Abstract]
Entity Registrant Name	SPRINT Corp
Amendment Flag	false
Entity Central Index Key	0000101830
Document Type	8-K
Document Period End Date	Feb. 03, 2020
Entity Incorporation State Country Code	DE
Entity File Number	1-04721
Entity Tax Identification Number	46-1170005
Entity Address, Address Line One	6200 Sprint Parkway
Entity Address, City or Town	Overland Park
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66251
City Area Code	(913)
Local Phone Number	794-1091
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	S
Security Exchange Name	NYSE
Entity Emerging Growth Company	false